Condensed Consolidating Financial Information (Balance Sheets) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 179,706	$ 203,104	$ 167,007	$ 193,862
Restricted cash	25,794	24,175	22,047	16,488
Other current assets	96,127	101,384
Property and equipment, net	2,512,713	2,539,786
Investments in subsidiaries	0	0
Intercompany receivable	0	0
Other assets, net	84,750	86,311
Intangible assets, net	842,317	842,946
Goodwill, net	888,224	888,224
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	5,183	5,183
Total assets	4,629,631	4,685,930
Liabilities and Stockholders’ Equity
Long-term Debt, Current Maturities	23,981	23,981
Other current liabilities	357,734	361,490
Accumulated losses of subsidiaries in excess of investment		0
Intercompany payable	0	0
Long-term debt, net of current maturities and debt issuance costs	2,969,223	3,051,899
Other long-term liabilities	161,131	151,333
Total stockholders' equity (deficit)	1,117,562	1,097,227	$ 981,723	$ 930,180
Total liabilities and stockholders' equity	4,629,631	4,685,930
Parent
Assets
Cash and cash equivalents	(2)	347
Restricted cash	0	0
Other current assets	75,855	78,226
Property and equipment, net	84,327	88,464
Investments in subsidiaries	5,007,912	4,913,592
Intercompany receivable	0	0
Other assets, net	15,092	14,725
Intangible assets, net	0	0
Goodwill, net	0	0
Total assets	5,183,184	5,095,354
Liabilities and Stockholders’ Equity
Long-term Debt, Current Maturities	23,895	23,895
Other current liabilities	131,270	130,030
Accumulated losses of subsidiaries in excess of investment		0
Intercompany payable	1,035,428	888,444
Long-term debt, net of current maturities and debt issuance costs	2,968,854	3,051,481
Other long-term liabilities	(93,825)	(95,723)
Total stockholders' equity (deficit)	1,117,562	1,097,227
Total liabilities and stockholders' equity	5,183,184	5,095,354
Guarantor Subsidiaries
Assets
Cash and cash equivalents	176,844	199,574
Restricted cash	14,201	14,389
Other current assets	16,146	20,687
Property and equipment, net	2,401,519	2,424,361
Investments in subsidiaries	5,996	0
Intercompany receivable	1,715,185	1,560,841
Other assets, net	31,465	33,369
Intangible assets, net	818,258	818,887
Goodwill, net	887,442	887,442
Total assets	6,067,056	5,959,550
Liabilities and Stockholders’ Equity
Long-term Debt, Current Maturities	86	86
Other current liabilities	206,411	212,146
Accumulated losses of subsidiaries in excess of investment		73,130
Intercompany payable	0	0
Long-term debt, net of current maturities and debt issuance costs	369	418
Other long-term liabilities	264,485	256,584
Total stockholders' equity (deficit)	5,595,705	5,417,186
Total liabilities and stockholders' equity	6,067,056	5,959,550
Non-Guarantor Subsidiaries (100% Owned)
Assets
Cash and cash equivalents	2,864	3,183
Restricted cash	11,593	9,786
Other current assets	2,835	2,782
Property and equipment, net	26,867	26,961
Investments in subsidiaries	1,106	18,097
Intercompany receivable	0	0
Other assets, net	38,193	38,217
Intangible assets, net	24,059	24,059
Goodwill, net	782	782
Total assets	108,299	123,867
Liabilities and Stockholders’ Equity
Long-term Debt, Current Maturities	0	0
Other current liabilities	19,348	19,578
Accumulated losses of subsidiaries in excess of investment		0
Intercompany payable	1,052,846	1,046,114
Long-term debt, net of current maturities and debt issuance costs	0	0
Other long-term liabilities	(10,429)	(10,428)
Total stockholders' equity (deficit)	(953,466)	(931,397)
Total liabilities and stockholders' equity	108,299	123,867
Non-Guarantor Subsidiaries (Not 100% Owned)
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Other current assets	0	0
Property and equipment, net	0	0
Investments in subsidiaries	0	0
Intercompany receivable	0	0
Other assets, net	0	0
Intangible assets, net	0	0
Goodwill, net	0	0
Total assets	0	0
Liabilities and Stockholders’ Equity
Long-term Debt, Current Maturities	0	0
Other current liabilities	0	0
Accumulated losses of subsidiaries in excess of investment		0
Intercompany payable	0	0
Long-term debt, net of current maturities and debt issuance costs	0	0
Other long-term liabilities	0	0
Total stockholders' equity (deficit)	0	0
Total liabilities and stockholders' equity	0	0
Subsidiary, Wholly Owned [Member]
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Other current assets	234	234
Property and equipment, net	0	0
Investments in subsidiaries	0	0
Intercompany receivable	373,718	373,718
Other assets, net	0	0
Intangible assets, net	0	0
Goodwill, net	0	0
Total assets	373,952	373,952
Liabilities and Stockholders’ Equity
Long-term Debt, Current Maturities	0	0
Other current liabilities	0	0
Accumulated losses of subsidiaries in excess of investment		0
Intercompany payable	0	0
Long-term debt, net of current maturities and debt issuance costs	0	0
Other long-term liabilities	900	900
Total stockholders' equity (deficit)	373,052	373,052
Total liabilities and stockholders' equity	373,952	373,952
Eliminations
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Other current assets	1,057	(545)
Property and equipment, net	0	0
Investments in subsidiaries	(5,015,014)	(4,931,689)
Intercompany receivable	(2,088,903)	(1,934,559)
Other assets, net	0	0
Intangible assets, net	0	0
Goodwill, net	0	0
Total assets	(7,102,860)	(6,866,793)
Liabilities and Stockholders’ Equity
Long-term Debt, Current Maturities	0	0
Other current liabilities	705	(264)
Accumulated losses of subsidiaries in excess of investment		(73,130)
Intercompany payable	(2,088,274)	(1,934,558)
Long-term debt, net of current maturities and debt issuance costs	0	0
Other long-term liabilities	0	0
Total stockholders' equity (deficit)	(5,015,291)	(4,858,841)
Total liabilities and stockholders' equity	$ (7,102,860)	$ (6,866,793)